Principal joint operations - Summary of principle joint operations (Detail)	12 Months Ended
Dec. 31, 2019
Tomago Aluminium Joint Venture [member]
Disclosure of joint operations [line items]
Principal activities, Joint Operation	Aluminium smelting
Group interest (%), Joint Operation	51.60%
Country of incorporation, Joint Operation	Australia
Company of operation, Joint Operation	Tomago Aluminium Joint Venture
Gladstone Power Station [member]
Disclosure of joint operations [line items]
Principal activities, Joint Operation	Power generation
Group interest (%), Joint Operation	42.10%
Country of incorporation, Joint Operation	Australia
Company of operation, Joint Operation	Gladstone Power Station
Hope Downs Joint Venture [member]
Disclosure of joint operations [line items]
Principal activities, Joint Operation	Iron ore mining
Group interest (%), Joint Operation	50.00%
Country of incorporation, Joint Operation	Australia
Company of operation, Joint Operation	Hope Downs Joint Venture
Queensland Alumina Limited [member]
Disclosure of joint operations [line items]
Principal activities, Joint Operation	Alumina production
Group interest (%), Joint Operation	80.00%
Country of incorporation, Joint Operation	Australia
Company of operation, Joint Operation	Queensland Alumina Limited
Pilbara Iron arrangement [Member]
Disclosure of joint operations [line items]
Principal activities, Joint Operation	Infrastructure, corporate and mining services
Country of incorporation, Joint Operation	Australia
Company of operation, Joint Operation	Pilbara Iron arrangement
New Zealand Aluminium Smelters Limited [member]
Disclosure of joint operations [line items]
Principal activities, Joint Operation	Aluminium smelting
Group interest (%), Joint Operation	79.40%
Country of incorporation, Joint Operation	New Zealand
Company of operation, Joint Operation	New Zealand Aluminium Smelters Limited
Aluminerie Alouette Inc [Member]
Disclosure of joint operations [line items]
Principal activities, Joint Operation	Aluminium production
Group interest (%), Joint Operation	40.00%
Country of incorporation, Joint Operation	Canada
Company of operation, Joint Operation	Aluminerie Alouette Inc.
Pechiney Reynolds Quebec Inc
Disclosure of joint operations [line items]
Principal activities, Joint Operation	Aluminium smelting
Group interest (%), Joint Operation	50.20%
Country of incorporation, Joint Operation	United States of America
Company of operation, Joint Operation	Pechiney Reynolds Quebec Inc